FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Sep. 30, 2022
Condensed Financial Information Disclosure [Abstract]
FINANCIAL INFORMATION OF THE PARENT COMPANY

NOTE 21— FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries. Such investment is presented on the balance sheets as “Investment in subsidiaries” and the respective profit or loss as “Equity in earnings of subsidiaries” on the statements of comprehensive income.

The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S GAAP have been or omitted.

The Company did not pay any dividend for the periods presented. As of September 30, 2022 and 2021, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY BALANCE SHEETS

	September 30, 2022	September 30, 2021

ASSETS
CURRENT ASSETS
Cash	$1,221	$245,081
Acquisition deposit	1,000,000	1,000,000
Due from subsidiaries	9,402,525	10,000,000
Prepaid expenses and other current assets	42,749	2,600
TOTAL CURRENT ASSETS	10,446,495	11,247,681

NON-CURRENT ASSETS
Investment in subsidiaries	19,115,509	14,759,203

TOTAL ASSETS	$29,562,004	$26,006,884

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 8,396,226 and 8,330,000 shares issued and outstanding as of September 30, 2022 and 2021, respectively	$840	$833
Additional paid-in capital	15,711,450	15,540,433
Retained earnings	16,480,885	10,243,397
Accumulated other comprehensive income (loss)	(2,631,171)	222,221
Total Bon Natural Life Limited shareholders’ equity	29,562,004	26,006,884

Total liabilities and Bon Natural Life Limited shareholders’ equity	$29,562,004	$26,006,884

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Years Ended September 30,
	2022	2021	2020
General and administrative expenses	$(972,215)	$(68,722)	$-
Interest income	5	13	-
Equity in earnings of subsidiaries and VIEs	7,209,698	4,659,512	3,026,673

NET INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	6,237,488	4,590,803	3,026,673
Foreign currency translation adjustment	(2,853,392)	610,323	440,141
COMPREHENSIVE INCOME ATTRIBUTABLE TO BON NATURAL LIFE LIMITED	$3,384,096	$5,201,126	$3,466,814

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Years Ended September 30,
	2022	2021	2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$6,237,488	$4,590,803	$3,026,673
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	(7,209,698)	(4,659,512)	(3,026,673)
Stock-based compensation	170,883	44,910	-
Changes in operating assets and liabilities:
Payables due to subsidiaries	597,475
Prepaid expenses and other current assets	(40,148)	(2,600)	-
Net cash used in operating activities	(244,000)	(26,399)	-

CASH FLOWS FROM INVESTING ACTIVITIES:
Payment of acquisition deposit	-	(1,000,000)	-
Net cash used in investing activities	-	(1,000,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Issuance of Ordinary Shares	-	11,271,480	-
Proceeds from exercise of stock options	140
Cash lent to subsidiaries and VIE	-	(10,000,000)	-
Net cash provided by (used in) financing activities	140	1,271,480	-

CHANGES IN CASH	(243,860)	245,081	-

CASH AND RESTRICTED CASH, beginning of period	245,081	-	-

CASH AND RESTRICTED CASH, end of period	$1,221	$245,081	$-